Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 1,450	$ 2,823
Prepaid insurance and subscriptions	5,015	1,921
Other	1,435	1,760
Prepayments	$ 7,900	$ 6,504